ACQUISITIONS/DIVESTITURES - Microelectronics Disposal Group (Details) - Microelectronics business - Discontinued Operations, Disposed of by Means Other than Sale - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2015
Discontinued Operations
Net cash transferred	$ 250	$ 500	$ 515
Cash consideration transferred, before adjustments			$ 750